Consolidated statements of cash flows - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Operating activities
Net loss	$ (13,111,785)	$ (15,113,907)	$ (2,275,532)
Depreciation	955,513	417,050	170,182
Accretion on long-term debt and lease liability	157,270	70,379	5,905
Share-based compensation - capital stock			572,110
Share-based compensation - options	2,699,481	7,121,444	739,961
Shares issued for services	596,608	109,069	26,533
Net loss on debentures	330,000	550,000
Government grant			(3,666)
Interest income received	85,000
Income tax expense	258,343	105,590	21,310
Income tax received		13,415
Income tax paid	(373,196)
Non-cash lease			19,137
Gain on lease termination	(5,652)	(7,230)
Effect of exchange rate fluctuation	17,398	(6,542)
Operating activities before working capital items	(8,391,020)	(6,740,732)	(724,060)
Net change in non-cash working capital items
Trade and other receivables	(152,808)	(232,715)	22,757
Inventories	(117,692)	(1,471,693)	327,284
Grants and investment tax credits receivable	(573,361)	293,937	(2,160)
Other financial assets	(85,597)	(25,595)
Prepaid expenses	(1,927,459)	(552,196)	(162,384)
Trade and other payables	182,277	96,615	263,534
Contract liabilities	130,605	396,097	(159,629)
Other financial liabilities	(61,764)	(15,156)
Cash used in operating activities	(10,996,819)	(8,251,438)	(434,658)
Investing activities
Subscription to debentures		(3,400,000)
Business acquisition, net of cash acquired		(5,029,416)
Additions to property and equipment	(1,175,931)	(544,354)	(77,966)
Advances to related parties			40,310
Proceeds from the disposal of property and equipment	243,630	34,101
Additions to intangible assets	(32,202)	(528,726)
Cash used in investing activities	(964,503)	(9,468,395)	(37,656)
Financing activities
Change in bank indebtedness		(170,000)	(113,813)
Addition in Long-term debts	282,424		280,000
Repayment of long-term debt	(135,230)	(419,090)	(13,992)
Advances to related parties	176,771		(151,575)
Initial public offering, net of transaction costs paid		33,430,239
Issuance of shares, net of transaction costs paid		2,025,000	1,898,645
Shares issued upon options conversion	10,001
Subscriptions to capital stock received in advance of issuance			(37,500)
Repayment of lease liabilities	(695,749)	(295,316)	(130,130)
Cash (used in) provided by financing activities	(361,783)	34,570,833	1,731,635
Net (decrease) increase in cash during the year	(12,323,105)	16,851,000	1,259,321
Cash, beginning of year	18,147,821	1,296,821	37,500
Cash, end of year	$ 5,824,716	$ 18,147,821	$ 1,296,821